OTHER INCOME AND EXPENSE (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member]
Disclosure of Other income and expense [Line Items]
Wealth tax rate	0.05%	0.15%	0.20%
Top of range [member]
Disclosure of Other income and expense [Line Items]
Wealth tax rate	0.40%	1.00%	1.15%
Non Financial sector [Member]
Disclosure of Other income and expense [Line Items]
Other revenue	$ 5,792,850	$ 6,654,622	$ 5,198,754
Cost And Expense	$ 5,035,827	$ 5,725,328	$ 4,360,176